Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Work in progress	$ 1,199	$ 1,005
Raw materials and supplies	747	625
Inventory reserves	(144)	(143)	$ (115)
Total	$ 1,802	$ 1,487